Investments Subject to Significant Influence and Equity Income (Equity Method) (Details) - Entity [Domain] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 1,346	$ 1,312
Equity Method Investment, Summarized Financial Information [Abstract]
Other long-term liabilities	781	764
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	12
Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	1,346	1,312
Income (loss) from equity investments and subsidiaries	149	154
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	12
NSPML | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	547	554
Income (loss) from equity investments and subsidiaries	$ 47	46
Percentage of Ownership	100.00%
LIL | Class B units
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	100.00%
LIL | Total Units Issued [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	24.90%
LIL | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 629	579
Income (loss) from equity investments and subsidiaries	$ 49	45
Percentage of Ownership	45.60%
M&NP | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 129	138
Income (loss) from equity investments and subsidiaries	$ 20	22
Percentage of Ownership	12.90%
Lucelec | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 41	41
Income (loss) from equity investments and subsidiaries	$ 4	3
Percentage of Ownership	19.50%
Bear Swamp
Equity Method Investment, Summarized Financial Information [Abstract]
Distribution received			$ 179
Other long-term liabilities	$ 118	137
Bear Swamp | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	0	0
Income (loss) from equity investments and subsidiaries	$ 29	35
Percentage of Ownership	50.00%
Other Investments | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 0	0
Income (loss) from equity investments and subsidiaries	$ 0	$ 3
Maritime Link And LIL | Plan, subject to approval
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	49.00%